                                                  -----------------------------
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                                                  -----------------------------
                                                  OMB Number: 3235-0570
                                                  Expires: November 30, 2005
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                                                  hours per response        5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8644
                                    -------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          3435 Stelzer Road, Columbus, OH                        43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------------------

Date of fiscal year end: 12/31/03
                        --------------------------
Date of reporting period: 12/31/03
                         -------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

FIFTH THIRD
      QUALITY GROWTH VIP FUND

Q. How did the Fund perform during the 12-month period ended December 31, 2003?

A. The Fund returned 30.62%, outperforming its primary benchmark, the Russell 1000(R) Growth Index, which returned 29.75%; and its secondary index, the S&P 500 Index, which returned 28.70%.

Q. What factors affected the Fund's performance during the period?

A. Stocks surged during 2003 as corporate profit growth, an improving economy, low inflation and interest rates, and attractive share valuations combined to improve investor sentiment. That environment led to the Fund and the benchmark producing strong gains.

Technology stocks led the market rebound as increased technology spending boosted profits for firms in that sector. The Fund's performance relative to the benchmark was especially aided by the fact that we maintained an overweight allocation to technology stocks throughout the year. The Fund's performance was also positively impacted by an overweighted position in consumer discretionary stocks as low interest rates helped consumer spending remain strong.

We chose to underweight the defensive sectors of healthcare and consumer staples. That decision boosted the Fund's relative returns, because those sectors experienced slower earnings growth and smaller share price gains than less defensive segments of the market.

Overweight positions in financial services and energy stocks dampened the Fund's performance against the benchmark. Interest rate sensitive financial services stocks suffered from investor fears about the potential for rising rates. We reduced and restructured the overweight position in financial services stocks to reduce sensitivity to rising interest rates and to increase exposure to the improving capital markets.

The Fund tends to favor larger, higher quality companies which hampered returns somewhat as small and mid cap stocks performed better than large cap companies and lower quality stocks experienced superior performance compared to high quality stocks.

[CHART]

PERFORMANCE OVERVIEW
1/26/2001 - 12/31/2003
GROWTH OF A $10,000 INVESTMENT.

               QUALITY GROWTH VIP FUND    RUSSELL 1000(R) GROWTH INDEX    S&P 500 INDEX
 1/26/2001                  $   10,000                      $   10,000        $  10,000
 3/31/2001                  $    8,000                      $    7,402        $   8,584
 6/30/2001                  $    8,550                      $    8,026        $   9,086
 9/30/2001                  $    7,120                      $    6,468        $   7,752
12/31/2001                  $    8,260                      $    7,447        $   8,581
 3/31/2002                  $    8,120                      $    7,255        $   8,604
 6/30/2002                  $    6,530                      $    5,900        $   7,451
 9/30/2002                  $    5,430                      $    5,012        $   6,164
12/31/2002                  $    5,780                      $    5,370        $   6,684
 3/31/2003                  $    5,640                      $    5,313        $   6,473
 6/30/2003                  $    6,390                      $    6,073        $   7,470
 9/30/2003                  $    6,670                      $    6,311        $   7,668
12/31/2003                  $    7,550                      $    6,969        $   8,602

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD QUALITY GROWTH VIP FUND FROM 1/26/01 TO 12/31/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX") AND THE RUSSELL 1000(R) GROWTH INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX AND THE RUSSELL 1000(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING
SECURITIES.

FIFTH THIRD
      BALANCED VIP FUND

Q. How did the Fund perform during the 12-month period ended December 31, 2003?

A. The Fund returned 14.04%, underperforming its benchmark, a hypothetical composite stock and bond index composed of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index returned 28.70%, the Russell 1000(R) Index returned 29.89% and the Lehman Brothers Aggregate Bond Index returned 4.11%.

Q. What factors affected the Fund's performance during the period?

A. Stocks surged during 2003, helping the Fund and the benchmark post strong absolute returns. To take advantage of the strengthening U.S. and global economies, we've been overweighted in the Industrial sector for the entire year and Materials shares for the latter part of 2003. Earnings growth in these two sectors continues to be strong. Additionally, the Fund has maintained a cyclical tilt in the companies owned.

The Fund did own shares in the Technology sector though the Fund has typically favored larger, higher quality stocks and so did not participate in all the returns offered by the smaller, lower quality companies. The most aggressive, most speculative names rebounded dramatically from very low prices and offered far superior returns than the highest quality stocks we prefer. The Fund's relative returns were hurt by our more conservative security selection and sector weightings.

We favored equities over bonds in a recovering economy and our decision to maintain an equity weighting of approximately 60% to 65% with the remainder in fixed income securities helped the Fund take advantage of the stock markets strength.

In the Fixed Income portion of the Fund, relative performance was hurt by an underweighting in BBB rated securities, though it was offset by good performance of our Mortgage Backed Securities and Asset Backed Security holdings. Shortening the average maturity of the Fund during the back-up in interest rates that occurred during June and July of 2003 also helped performance. With interest rates at 40 year lows, we have kept the fund's average maturity shorter than that of the index since we feel interest rates will be under pressure as the economy recovers and inflationary pressures begin to build.

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 12/31/2003
GROWTH OF A $10,000 INVESTMENT.

               BALANCED VIP FUND    RUSSELL 1000(R) INDEX    LEHMAN BROTHERS AGGREGATE BOND INDEX     S&P 500 INDEX
 7/15/2002            $   10,000               $   10,000                              $   10,000        $   10,000
 7/31/2002            $   10,550               $    9,993                              $   10,121        $    9,935
 8/31/2002            $   10,680               $   10,046                              $   10,292        $   10,001
 9/30/2002            $   10,190               $    8,967                              $   10,459        $    8,914
10/31/2002            $   10,580               $    9,712                              $   10,411        $    9,698
11/30/2002            $   10,809               $   10,280                              $   10,408        $   10,269
12/31/2002            $   10,537               $    9,698                              $   10,623        $    9,665
 1/31/2003            $   10,306               $    9,463                              $   10,633        $    9,412
 2/28/2003            $   10,326               $    9,317                              $   10,779        $    9,271
 3/31/2003            $   10,378               $    9,413                              $   10,771        $    9,361
 4/30/2003            $   10,751               $   10,173                              $   10,860        $   10,132
 5/31/2003            $   11,074               $   10,753                              $   11,062        $   10,666
 6/30/2003            $   11,076               $   10,895                              $   11,040        $   10,803
 7/31/2003            $   11,127               $   11,112                              $   10,669        $   10,993
 8/31/2003            $   11,328               $   11,337                              $   10,739        $   11,207
 9/30/2003            $   11,251               $   11,221                              $   11,024        $   11,089
10/31/2003            $   11,626               $   11,879                              $   10,921        $   11,716
11/30/2003            $   11,727               $   12,021                              $   10,948        $   11,819
12/31/2003            $   12,017               $   12,597                              $   11,059        $   12,439

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD BALANCED VIP FUND FROM 7/15/02 TO 12/31/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX"), THE RUSSELL 1000(R) INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000(R) INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NON-CONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE S&P 500 INDEX, THE RUSSELL 1000(R) INDEX AND LEHMAN BROTHERS AGGREGATE BOND INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FIFTH THIRD
      MID CAP VIP FUND

Q. How did the Fund perform during the 12-month period ended December 31, 2003?

A. The Fund returned 35.66%, underperforming its benchmarks, the Russell MidCap(R) Index, which returned 40.06%; and the Russell MidCap(R) Growth Index, which returned 42.71%.

Q. What factors affected the Fund's performance during the 12-month period from January 1, 2003 through December 31, 2003?

A. The stock market rally that began in March continued through the end of the year as investors became more convinced that a sustainable economic recovery was unfolding and that strong corporate earnings would follow. All ten economic sectors in the Russell MidCap(R) Growth Index posted double digit returns with 8 of the 10 gaining more than 30%.

Shares of small and mid cap companies outperformed their large cap peers. Our process of identifying and investing in high quality mid cap stocks hurt relative performance as the year's best performers were smaller and of lesser quality. Relative performance was aided by stock selection and significant overweighting in the Consumer Discretionary and Healthcare sectors as our holdings outperformed the benchmarks. The Fund's overweight allocation to Technology shares was particularly favorable as tech stocks performed especially well during the year as improved economic activity fueled the need for continued productivity growth and increased capital spending.

Returns were dragged down by a higher than normal cash position as we experienced significant positive cash flows into the Fund. Additionally, though the Fund's technology holdings performed well, relative performance suffered as the tech portion of the benchmarks experienced superior performance to our own holdings. As frequently happens during economic recoveries, the smaller, lower quality stocks with little or no earnings and weaker balance sheets tend to outperform their larger, higher quality peers. In spite of this, we believe that our emphasis on quality and earnings will serve investors better over the long term.

[CHART]

PERFORMANCE OVERVIEW
7/15/2002 - 12/31/2003
GROWTH OF A $10,000 INVESTMENT.

              MID CAP VIP FUND    RUSSELL MIDCAP(R) INDEX    RUSSELL MIDCAP(R) GROWTH INDEX
 7/15/2002          $   10,000                 $   10,000                        $   10,000
 7/31/2002          $   10,990                 $    9,899                        $    9,845
 8/31/2002          $   11,000                 $    9,953                        $    9,811
 9/30/2002          $    9,770                 $    9,035                        $    9,031
10/31/2002          $   10,480                 $    9,492                        $    9,731
11/30/2002          $   11,381                 $   10,151                        $   10,492
12/31/2002          $   10,501                 $    9,751                        $    9,858
 1/31/2003          $   10,351                 $    9,553                        $    9,762
 2/28/2003          $    9,981                 $    9,427                        $    9,677
 3/31/2003          $    9,951                 $    9,520                        $    9,857
 4/30/2003          $   10,611                 $   10,211                        $   10,528
 5/31/2003          $   11,811                 $   11,146                        $   11,541
 6/30/2003          $   11,921                 $   11,259                        $   11,706
 7/31/2003          $   12,431                 $   11,630                        $   12,124
 8/31/2003          $   13,371                 $   12,135                        $   12,792
 9/30/2003          $   12,661                 $   11,983                        $   12,544
10/31/2003          $   13,882                 $   12,897                        $   13,555
11/30/2003          $   14,302                 $   13,259                        $   13,917
12/31/2003          $   14,246                 $   13,657                        $   14,069

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD MID CAP VIP FUND FROM 7/15/02 TO 12/31/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000(R) INDEX, WHICH REPRESENT APPROXIMATELY 25% OF THE TOTAL MARKET VALUE OF THE RUSSELL 1000(R) INDEX. THE RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE SECURITIES FOUND IN THE RUSSELL MIDCAP UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000(R) GROWTH INDEX. THE RUSSELL MIDCAP(R) INDEX AND THE RUSSELL MIDCAP(R) GROWTH INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FIFTH THIRD
      DISCIPLINED VALUE VIP FUND

Q. How did the Fund perform during the 12-month period ended December 31, 2003?

A. The Fund returned 33.26% to investors, outperforming its benchmark, the Russell 1000(R) Value Index, which returned 30.03%.

Q. What factors affected the Fund's performance during the period?

A. The stock market rallied strongly during 2003 with all industry sectors experiencing positive performance during the year. Economically sensitive and technology sectors led the rally with small-capitalization stocks outperforming shares of larger firms. Value and growth stocks delivered similar gains.

The Fund outperformed its benchmark due in part to our emphasis on economically sensitive sectors. We maintained overweight positions in industrial consumer discretionary and basic materials stocks throughout the period, and also held an overweight stake in technology shares during most of that time. Those sectors led the market and helped the Fund outgain the benchmark. The Fund was further aided by underweight positions in utilities, consumer staples, and telecommunications shares as those sectors lagged the market. Because the Fund typically invests in somewhat smaller capitalization stocks than the securities that make up the index, that smaller cap focus helped produce strong relative performance.

Healthcare was among the market's weakest sectors during the 12-month period. Shares of pharmaceutical companies suffered from investor fears about patent expirations, while pricing concerns hurt other healthcare stocks. The Fund's overweight healthcare allocation hurt its returns against the benchmark.

[CHART]

PERFORMANCE OVERVIEW

7/15/2002 - 12/31/2003
GROWTH OF A $10,000 INVESTMENT.

              DISCIPLINED VALUE VIP FUND    RUSSELL 1000(R) VALUE INDEX
 7/15/2002                    $   10,000                     $   10,000
 7/31/2002                    $   10,770                     $    9,871
 8/31/2002                    $   10,690                     $    9,945
 9/30/2002                    $    9,350                     $    8,839
10/31/2002                    $   10,050                     $    9,494
11/30/2002                    $   11,160                     $   10,092
12/31/2002                    $   10,353                     $    9,654
 1/31/2003                    $   10,010                     $    9,420
 2/28/2003                    $    9,899                     $    9,169
 3/31/2003                    $    9,815                     $    9,184
 4/30/2003                    $   10,633                     $    9,993
 5/31/2003                    $   11,392                     $   10,638
 6/30/2003                    $   11,659                     $   10,771
 7/31/2003                    $   12,014                     $   10,931
 8/31/2003                    $   12,277                     $   11,102
 9/30/2003                    $   11,975                     $   10,993
10/31/2003                    $   12,808                     $   11,666
11/30/2003                    $   12,920                     $   11,824
12/31/2003                    $   13,796                     $   12,553

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD DISCIPLINED VALUE VIP FUND FROM 7/15/02 TO 12/31/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000(R) VALUE INDEX. THE RUSSELL 1000(R) VALUE INDEX IS AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

FIFTH THIRD QUALITY GROWTH VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                            SECURITY
 SHARES                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
COMMON STOCKS -- (98.04%)
    2,800   3M Co.                                       $     238,084
      500   A.G. Edwards, Inc.                                  18,115
   19,000   ADC Telecommunications, Inc. *                      56,430
   10,000   Agilent Technologies, Inc. *                       292,400
    1,000   American International Group, Inc.                  66,280
    2,600   Amgen, Inc. *                                      160,680
    4,000   Analog Devices, Inc.                               182,600
      500   Anheuser-Busch Co., Inc.                            26,340
    3,200   Anthem, Inc. *                                     240,000
   12,800   Applied Materials, Inc. *                          287,360
    2,400   Bank of New York Co., Inc.                          79,488
    8,000   BEA Systems, Inc. *                                 98,400
    4,400   Best Buy Co.                                       229,856
    1,500   Biogen Idec Inc. *                                  55,170
    1,100   Biomet, Inc.                                        40,051
    6,100   Boston Scientific Corp. *                          224,236
    3,000   Broadcom Corp., Class A *                          102,270
    3,000   Cintas Corp.                                       150,390
   10,000   Cisco Systems, Inc. *                              242,900
    4,000   Clear Channel Communications, Inc.                 187,320
    6,000   Cox Communications, Inc., Class A *                206,700
    1,000   Danaher Corp.                                       91,750
    1,000   Eaton Corp.                                        107,980
    1,600   Ecolab, Inc.                                        43,792
   15,000   EMC Corp. *                                        193,800
    5,000   Emerson Electric Corp.                             323,750
      400   Exxon Mobil Corp.                                   16,400
    3,000   Fiserv, Inc. *                                     118,530
    4,000   Flextronics International Ltd. *                    59,360
    1,000   Forest Laboratories, Inc. *                         61,800
    3,000   General Electric Corp.                              92,940
    2,000   Gilead Sciences, Inc. *                            116,280
    2,200   Goldman Sachs Group, Inc.                          217,206
    1,000   Harley-Davidson, Inc.                               47,530
    4,000   Home Depot, Inc.                                   141,960
      300   IBM Corp.                                           27,804
    1,000   Illinois Tool Works, Inc.                           83,910
    9,000   Intel Corp.                                        289,800
    1,100   L-3 Communications Holdings, Inc. *                 56,496
    2,300   Lowe's Cos., Inc.                                  127,397
    4,000   Maxim Integrated Products, Inc.                    199,200
    3,500   Mellon Financial Corp.                             112,385
    2,000   Merrill Lynch & Co., Inc.                          117,300
    4,600   Microsoft Corp.                                    126,684
      200   National Commerce Financial Corp.                    5,456
    2,300   Nordstrom, Inc.                                     78,890
    3,000   Northern Trust Corp.                               139,260
      200   Omnicom Group, Inc.                                 17,466
      100   Paychex, Inc.                                        3,720
    1,200   Pulte Corp.                                        112,344
    5,500   Rockwell International Corp.                       195,800
    1,100   Schlumberger Ltd.                                   60,192
      100   SunGard Data Systems, Inc. *                         2,771
    4,500   Sysco Corp.                                        167,535
    2,000   T. Rowe Price Group, Inc.                           94,820
      500   Teleflex, Inc.                                      24,165
    2,100   Teva Pharmaceutical Industries Ltd. ADR            119,091
   10,000   Texas Instruments, Inc.                      $     293,800
    1,000   United Technologies Corp.                           94,770
    3,000   Varco International, Inc. *                         61,890
    1,000   Wal-Mart Stores, Inc.                               53,050
    4,000   Xilinx, Inc. *                                     154,960
                                                         -------------
            Total Common Stocks                              7,639,104
                                                         -------------
MONEY MARKETS -- (2.12%)
      100   Dreyfus Cash Management Money Market Fund              100
  165,207   Federated Prime Value Obligations Money
             Market Fund                                       165,207
                                                         -------------
          Total Money Markets                                  165,307
                                                         -------------
Total Investments (Cost $6,951,830)+ -- 100.16%              7,804,411
Liabilities in excess of other assets -- (0.16)%               (12,425)
                                                         -------------
NET ASSETS--100.00%                                      $   7,791,986
                                                         =============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD BALANCED VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                            SECURITY
 SHARES                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
COMMON STOCKS -- (60.39%)
      500   A.G. Edwards, Inc.                           $      18,115
      475   Abbott Laboratories                                 22,135
      369   Air Products and Chemicals, Inc.                    19,494
      603   Alcoa, Inc.                                         22,914
      288   Alltel Corp.                                        13,415
      298   American International Group, Inc.                  19,751
      343   Avery Dennison Corp.                                19,215
      365   Bank of America Corp.                               29,356
      353   Bank of New York Co., Inc.                          11,691
      250   Biomet, Inc.                                         9,103
      496   CenturyTel, Inc.                                    16,180
    1,217   Check Point Software Technologies Ltd. *            20,470
      110   ChevronTexaco Corp.                                  9,503
      508   Citigroup, Inc.                                     24,658
      693   Dover Corp.                                         27,547
      518   Emerson Electric Corp.                              33,541
      710   Exxon Mobil Corp.                                   29,110
      245   Fastenal Co.                                        12,235
      378   Fiserv, Inc. *                                      14,935
      862   Flextronics International Ltd. *                    12,792
       80   FPL Group, Inc.                                      5,234
      685   General Electric Corp.                              21,221
      355   Gillette Co.                                        13,039
      361   Guidant Corp.                                       21,732
      291   Home Depot, Inc.                                    10,328
      225   IBM Corp.                                           20,853
      668   Intel Corp.                                         21,510
      262   Lexmark International, Inc. *                       20,604
       79   Lowe's Cos., Inc.                                    4,376
      360   Maxim Integrated Products, Inc.                     17,928
      691   Medco Health Solutions, Inc. *                      23,487
       85   Medtronic, Inc.                                      4,132
      814   Mellon Financial Corp.                              26,138
      717   Microsoft Corp.                                     19,746
      573   Northern Trust Corp.                                26,598
      361   Omnicom Group, Inc.                                 31,526
      389   Parker Hannifin Corp.                               23,146
      360   PepsiCo, Inc.                                       16,783
      410   Praxair, Inc.                                       15,662
      505   Questar Corp.                                       17,751
      266   Schlumberger Ltd.                                   14,556
    1,044   Staples, Inc. *                                     28,500
      952   SunGard Data Systems, Inc. *                        26,380
      238   Target Corp.                                         9,139
      159   United Technologies Corp.                           15,068
      375   Wal-Mart Stores, Inc.                               19,894
      545   Walgreen Co.                                        19,827
      320   Wells Fargo & Co.                                   18,845
      149   Zebra Technologies Corp., Class A *                  9,889
                                                         -------------
            Total Common Stocks                                910,052
                                                         -------------

SHARES OR
PRINCIPAL                   SECURITY
 AMOUNT                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
U.S. GOVERNMENT AGENCIES -- (32.93%)
            FANNIE MAE (20.47%)
$  25,000   3.00%, 6/15/04                               $      25,208
   50,000   1.88%, 12/15/04                                     50,259
   65,000   3.88%, 3/15/05                                      66,900
   25,000   6.63%, 9/15/09                                      28,587
   75,000   6.63%, 11/15/10                                     86,173
   25,000   5.50%, 3/15/11                                      26,960
   20,000   7.25%, 5/15/30                                      24,422
                                                         -------------
                                                               308,509
                                                         -------------
            FEDERAL HOME LOAN BANK (3.14%)
   50,000   3.88%, 6/14/13                                      47,257
                                                         -------------
            FREDDIE MAC (9.32%)
   65,000   2.75%, 3/15/08                                      63,961
   50,000   3.63%, 9/15/08                                      50,331
   25,000   5.13%, 7/15/12                                      26,113
                                                         -------------
                                                               140,405
                                                         -------------
            Total U.S. Government Agencies                     496,171
                                                         -------------
U.S. TREASURY OBLIGATIONS -- (1.66%)
            U.S. TREASURY NOTES (1.66%)
   25,000   3.00%, 1/31/04                                      25,039
                                                         -------------
            Total U.S. Treasury Obligations                     25,039
                                                         -------------
MONEY MARKETS -- (4.48%)
      263   Dreyfus Cash Management Money Market Fund              263
   67,193   Federated Prime Value Obligations Money
             Market Fund                                        67,193
                                                         -------------
            Total Money Markets                                 67,456
                                                         -------------
REPURCHASE AGREEMENTS -- (0.66%)
$  10,000   UBS Investment Bank, 0.85%, 1/2/04
             (Proceeds at maturity $10,000,
             collateralized by U.S. Treasury
             securities)                                        10,000
                                                         -------------
            Total Repurchase Agreements                         10,000
                                                         -------------
Total Investments (Cost $1,359,106)+ -- 100.12%              1,508,718
Liabilities in excess of other assets -- (0.12)%                (1,862)
                                                         -------------
NET ASSETS -- 100.00%                                    $   1,506,856
                                                         -------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD MID CAP VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                            SECURITY
 SHARES                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
COMMON STOCKS -- (95.71%)
    1,400   A.G. Edwards, Inc.                           $      50,722
    1,000   Advance Auto Parts, Inc. *                          81,400
    1,300   Alberto-Culver Co., Class B                         82,004
    6,600   BEA Systems, Inc. *                                 81,180
    2,500   Biomet, Inc.                                        91,025
    1,000   Burlington Resources, Inc.                          55,380
    1,500   C.H. Robinson Worldwide, Inc.                       56,865
    1,000   C.R. Bard, Inc.                                     81,250
    1,750   Cabot Microelectronics Corp. *                      85,750
      700   Career Education Corp. *                            28,049
    4,650   Caremark Rx, Inc. *                                117,785
    2,400   Chico's FAS, Inc. *                                 88,679
    2,350   Christopher & Banks Corp.                           45,896
    1,400   Cintas Corp.                                        70,182
      500   Coach, Inc. *                                       18,875
    1,650   Corporate Executive Board Co. *                     77,006
    3,350   Cox Radio, Inc. *                                   84,521
    2,200   D. R. Horton, Inc.                                  95,172
    1,700   Diebold, Inc.                                       91,579
    2,700   Dollar Tree Stores, Inc. *                          81,162
    2,200   Education Management Corp. *                        68,288
    3,000   Fastenal Co.                                       149,820
    2,200   Fidelity National Financial, Inc.                   85,316
    2,500   Fiserv, Inc. *                                      98,775
    2,050   Fisher Scientific International Inc.*               84,809
    4,500   Flextronics International Ltd. *                    66,780
    1,900   Forest Laboratories, Inc. *                        117,420
    1,500   Gentex Corp.                                        66,240
    1,550   Gilead Sciences, Inc. *                             90,117
    3,000   Integrated Circuit Systems, Inc. *                  85,470
    2,750   International Rectifier Corp. *                    135,877
    4,000   Intersil Corp.                                      99,400
    1,800   Intuit, Inc. *                                      95,238
    3,500   Inveresk Research Group, Inc. *                     86,555
    2,000   Leapfrog Enterprises, Inc. *                        53,060
      700   Lennar Corp.                                        67,200
    1,500   Manpower, Inc.                                      70,620
      700   Marvel Enterprises, Inc. *                          20,377
    2,200   Mercury Interactive Corp. *                        107,008
    1,600   Michael's Stores, Inc.                              70,720
    4,000   Microchip Technology, Inc.                         133,440
    1,600   Mid Atlantic Medical Services, Inc. *              103,680
    2,500   National Commerce Financial Corp.                   68,200
    5,000   Network Appliance, Inc. *                          102,649
    1,800   Neurocrine Biosciences, Inc. *                      98,172
    1,200   North Fork Bancorp.                                 48,564
    2,300   Omnicare, Inc.                                      92,897
    1,100   Patterson Dental Company *                          70,576
    3,000   Polo Ralph Lauren                                   86,400
    1,600   QLogic Corp. *                                      82,560
    3,300   Ruby Tuesday, Inc.                                  94,016
    1,500   SanDisk Corp. *                                     91,710
    1,350   Stericycle, Inc. *                                  63,045
    2,700   SunGard Data Systems, Inc. *                        74,817
    2,950   Symantec Corp. *                                   102,218
    2,600   Synopsys, Inc. *                                    87,776
    2,000   T. Rowe Price Group, Inc.                           94,820

SHARES OR
PRINCIPAL                   SECURITY
 AMOUNT                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
    1,100   TCF Financial Corp                           $      56,485
    1,500   The Cheesecake Factory, Inc. *                      66,045
    1,350   The Valspar Corp.                                   66,717
    3,800   UTStarcom, Inc. *                                  140,866
    2,700   Varco International, Inc. *                         55,701
    1,200   Varian Medical Systems, Inc. *                      82,920
    1,800   Varian, Inc. *                                      75,114
    2,350   Williams-Sonoma, Inc. *                             81,710
    2,500   XTO Energy Inc.                                     70,750
      900   Zimmer Holdings, Inc. *                             63,360
                                                         -------------
            Total Common Stocks                              5,438,780
                                                         -------------
MONEY MARKETS -- (4.18%)
      579   Dreyfus Cash Management Money Market Fund              579
  236,882   Federated Prime Value Obligations Money
             Market Fund                                       236,881
                                                         -------------
            Total Money Markets                                237,460
                                                         -------------
REPURCHASE AGREEMENTS -- (1.57%)
$  89,000   UBS Investment Bank, 0.85%, 1/2/04,
             (Proceeds at maturity $89,004,
             collateralized by U.S. Treasury
             securities)                                        89,000
                                                         -------------
            Total Repurchase Agreements                         89,000
                                                         -------------
Total Investments (Cost $4,916,553)+ -- 101.46%              5,765,240
Liabilities in excess of other assets -- (1.46)%               (83,047)
                                                         -------------
NET ASSETS -- 100.00%                                    $   5,682,193
                                                         =============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD DISCIPLINED VALUE VIP FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                            SECURITY
 SHARES                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
COMMON STOCKS -- (95.03%)
    1,200   Abbott Laboratories                          $      55,920
    1,650   Allstate Corp.                                      70,983
    2,600   American Electric Power Co.                         79,326
    1,000   Anadarko Petroleum Corp.                            51,010
    5,000   Aon Corp.                                          119,700
    2,700   AT&T Wireless Services, Inc. *                      21,573
      900   Bob Evans Farms, Inc.                               29,214
    2,450   Bristol-Myers Squibb Co.                            70,070
    2,400   Brunswick Corp.                                     76,392
    1,300   Cadbury Schweppes PLC ADR                           38,857
    4,250   Carnival Corp.                                     168,853
    1,525   Caterpillar, Inc.                                  126,606
    1,100   ChevronTexaco Corp.                                 95,029
    2,800   CIT Group, Inc.                                    100,660
    4,000   Conagra, Inc.                                      105,560
    2,650   ConocoPhillips                                     173,760
    2,700   Corning, Inc. *                                     28,161
    4,550   CVS Corp.                                          164,345
    4,475   Dow Chemical Co.                                   186,026
    1,000   Equity Office Properties Trust                      28,650
    1,400   FPL Group, Inc.                                     91,588
    1,700   Gannett, Inc.                                      151,572
    1,850   General Dynamics Corp.                             167,222
    3,500   Halliburton Co.                                     91,000
    2,300   Hartford Financial Services Group, Inc.            135,768
    1,500   HCA, Inc.                                           64,440
    4,275   Hewlett-Packard Co.                                 98,197
    5,400   Honda Motor Co. Ltd.                               121,500
    6,050   Honeywell International, Inc.                      202,252
      825   IBM Corp.                                           76,461
    3,900   Intel Corp.                                        125,580
    3,100   International Paper Co.                            133,641
    4,075   J.P. Morgan Chase & Co.                            149,675
    4,850   KeyCorp                                            142,201
    3,700   Marathon Oil Corp.                                 122,433
    2,950   Masco Corp.                                         80,860
    2,150   May Department Stores Co.                           62,501
    3,000   McDonald's Corp.                                    74,490
    2,150   Merck & Co., Inc.                                   99,330
    2,575   Merrill Lynch & Co., Inc.                          151,023
    2,350   National City Corp.                                 79,759
    1,900   Newell Rubbermaid, Inc.                             43,263
    3,800   NiSource, Inc.                                      83,372
    2,500   Parker Hannifin Corp.                              148,750
    3,000   Royal Dutch Petroleum Co.                          157,170
    1,050   RPM International, Inc.                             17,283
    1,700   Schering-Plough Corp.                               29,563
    1,975   SunTrust Banks, Inc.                               141,213
      800   SUPERVALU, Inc.                                     22,872
    1,825   Thomas & Betts Corp.                                41,774
    3,775   Verizon Communications, Inc.                       132,427
    1,700   Weyerhaeuser Co.                                   108,800
                                                         -------------
            Total Common Stocks                              5,138,675
                                                         -------------

SHARES OR
PRINCIPAL                   SECURITY
 AMOUNT                    DESCRIPTION                       VALUE
---------   -----------------------------------------    -------------
MONEY MARKETS -- (4.00%)
      562   Dreyfus Cash Management Money Market Fund    $         562
  215,559   Federated Prime Value Obligations Money
             Market Fund                                       215,559
                                                         -------------
            Total Money Markets                                216,121
                                                         -------------
REPURCHASE AGREEMENTS -- (2.59%)
$ 140,000   UBS Investment Bank, 0.85%, 1/2/04,
             (Proceeds at maturity $140,007,
             collateralized by U.S. Treasury
             securities)                                       140,000
                                                         -------------
            Total Repurchase Agreements                        140,000
                                                         -------------
Total Investments (Cost $4,737,145)+ -- 101.62%              5,494,796
Liabilities in excess of other assets -- (1.62)%               (87,795)
                                                         -------------
NET ASSETS -- 100.00%                                    $   5,407,001
                                                         =============

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND NOTES TO FINANCIAL
STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

* Non-income producing security.
+ Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, if any, recognized for financial reporting purposes in excess of federal income tax reporting.

                                                    COST OF INVESTMENTS
                                                      FOR FEDERAL TAX     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                                         PURPOSES           APPRECIATION       DEPRECIATION      APPRECIATION
                                                    -------------------   ----------------   ----------------   --------------
Quality Growth VIP Fund                               $     6,951,830       $  1,071,660       $   (219,079)     $    852,581
Balanced VIP Fund                                           1,359,106            155,198             (5,586)          149,612
Mid Cap VIP Fund                                            4,916,553            881,001            (32,314)          848,687
Disciplined Value VIP Fund                                  4,742,587            780,798            (28,589)          752,209

The investment concentration for the Funds as a percentage of investments, by industry, as of December 31, 2003, was as follows:

                                                    QUALITY GROWTH VIP   BALANCED VIP   MID CAP VIP   DISCIPLINED VALUE VIP
                                                           FUND              FUND          FUND               FUND
                                                    ------------------   ------------   -----------   ---------------------
Advertising                                                 0.22%             2.09%         0.00%              0.00%
Aerospace/Defense                                           1.94%             1.00%         0.00%              3.09%
Apparel                                                     0.00%             0.00%         1.85%              0.00%
Auto Manufacturers                                          0.00%             0.00%         0.00%              2.25%
Auto Parts & Equipment                                      0.00%             0.00%         1.43%              0.00%
Banks                                                       4.32%             7.46%         3.05%              6.72%
Beverages                                                   0.34%             1.11%         0.00%              0.00%
Biotechnology                                               4.26%             0.00%         1.59%              0.00%
Building Materials                                          0.00%             0.00%         0.00%              1.50%
Cash Equivalents                                            0.00%             0.66%         1.57%              2.59%
Chemicals                                                   0.56%             2.33%         2.68%              3.76%
Commercial Services                                         0.05%             0.00%         4.29%              0.00%
Computers                                                   2.88%             4.50%         7.89%              3.23%
Cosmetics/Personal Care                                     0.00%             0.87%         1.44%              0.00%
Distribution/Wholesale                                      0.00%             0.81%         2.64%              0.00%
Diversified Financial Services                              5.74%             2.84%         2.56%              7.42%
Electric                                                    0.00%             0.35%         0.00%              4.70%
Electrical Components & Equipment                           4.15%             2.23%         0.00%              0.00%
Electronics                                                 8.36%             2.39%         5.16%              3.52%
Environmental Control                                       0.00%             0.00%         1.11%              0.00%
Food                                                        2.15%             0.00%         0.00%              3.09%
Forest Products & Paper                                     0.00%             0.00%         0.00%              4.48%
Healthcare-Products                                         3.39%             2.32%         6.85%              0.00%
Healthcare-Services                                         3.08%             0.00%         3.35%              1.19%
Home Builders                                               1.44%             0.00%         2.86%              0.00%
Household Products/Wares                                    0.00%             1.28%         0.00%              0.00%
Housewares                                                  0.00%             0.00%         0.00%              0.80%
Insurance                                                   0.85%             1.31%         1.50%              6.04%
Internet                                                    0.00%             0.00%         1.80%              0.00%
Investment Companies                                        2.12%             4.48%         4.18%              4.00%
Leisure Time                                                0.61%             0.00%         0.00%              4.54%
Machinery-Construction & Mining                             0.00%             0.00%         0.00%              2.34%
Machinery-Diversified                                       2.51%             1.83%         0.00%              0.00%
Media                                                       5.06%             0.00%         1.49%              2.80%
Mining                                                      0.00%             1.52%         0.00%              0.00%
Miscellaneous Manufacturing                                 8.20%             2.06%         0.00%              3.74%
Mortgaged Backed Securities                                 0.00%            32.93%         0.00%              0.00%
Oil & Gas                                                   0.21%             3.74%         2.22%             11.10%
Oil & Gas Services                                          1.57%             0.97%         0.98%              1.68%
Pharmaceuticals                                             2.32%             3.03%         7.50%              4.71%
REITS                                                       0.00%             0.00%         0.00%              0.53%
Retail                                                      8.10%             6.11%         9.29%              6.11%
Semiconductors                                             19.39%             2.62%         9.44%              2.32%
Software                                                    4.41%             3.66%         6.73%              0.00%
Sovereign                                                   0.00%             1.66%         0.00%              0.00%
Telecommunications                                          0.00%             1.96%         2.48%              3.37%
Textiles                                                    1.93%             0.00%         1.24%              0.00%
Toys/Games/Hobbies                                          0.00%             0.00%         1.29%              0.00%
Transportation                                              0.00%             0.00%         1.00%              0.00%

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                        QUALITY GROWTH VIP   BALANCED VIP   MID CAP VIP   DISCIPLINED VALUE VIP
                                                               FUND              FUND          FUND               FUND
                                                        ------------------   ------------   -----------   ---------------------
ASSETS:
   Investments, at cost                                    $ 6,951,830       $  1,349,106   $ 4,827,553       $ 4,597,145
   Net unrealized appreciation                                 852,581            149,612       848,687           757,651
                                                           -----------       ------------   -----------       -----------
   Investments, at value                                     7,804,411          1,498,718     5,676,240         5,354,796
   Repurchase agreements, at cost                                   --             10,000        89,000           140,000
                                                           -----------       ------------   -----------       -----------
     Total investments                                       7,804,411          1,508,718     5,765,240         5,494,796
   Cash                                                             --                226           585               896
   Interest and dividends receivable                             3,613              5,421         1,962             4,795
   Receivable for investments sold                                  --                 --        24,636                --
   Receivable from investment advisor                               --                165            --                76
   Prepaid expenses                                              1,713                494           631               640
                                                           -----------       ------------   -----------       -----------
     Total assets                                            7,809,737          1,515,024     5,793,054         5,501,203
                                                           -----------       ------------   -----------       -----------

LIABILITIES:
   Payable for investments purchased                                --                 --       100,030            83,763
   Accrued expenses and other payables                          17,751              8,168        10,831            10,439
                                                           -----------       ------------   -----------       -----------
     Total liabilities                                          17,751              8,168       110,861            94,202
                                                           -----------       ------------   -----------       -----------

NET ASSETS:
   Capital                                                   7,328,685          1,337,323     4,835,104         4,644,921
   Accumulated net realized gain/(loss) from
    investment transactions                                   (389,280)            19,921        (1,598)            4,429
   Net unrealized appreciation of investments                  852,581            149,612       848,687           757,651
                                                           -----------       ------------   -----------       -----------
     Net Assets                                            $ 7,791,986       $  1,506,856   $ 5,682,193       $ 5,407,001
                                                           ===========       ============   ===========       ===========
   Outstanding units of beneficial interest (shares)         1,031,392            128,539       399,670           405,273
                                                           ===========       ============   ===========       ===========
   Net asset value -- offering and redemption price
    per share                                              $      7.55       $      11.72   $     14.22       $     13.34
                                                           ===========       ============   ===========       ===========

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        QUALITY GROWTH VIP   BALANCED VIP   MID CAP VIP   DISCIPLINED VALUE VIP
                                                               FUND              FUND          FUND               FUND
                                                        ------------------   ------------   -----------   ---------------------
INVESTMENT INCOME:
   Interest income                                                  --       $     13,005   $       680       $       235
   Dividend income                                         $    38,534             11,383         8,892            59,544
                                                           -----------       ------------   -----------       -----------
     Total income                                               38,534             24,388         9,572            59,779
                                                           -----------       ------------   -----------       -----------

EXPENSES:
   Investment advisory fees                                     33,851              9,680        20,302            19,054
   Administration fees                                           2,176                545         1,142             1,072
   Accounting fees                                              33,031             33,483        32,177            32,505
   Professional fees                                            49,637             21,764        25,099            24,850
   Transfer agent fees                                          10,336             10,094        10,177            10,166
   Trustees' fees and expenses                                   5,502              1,442         2,306             2,221
   Other                                                         6,592                126         1,973             1,844
                                                           -----------       ------------   -----------       -----------
     Total expenses                                            141,125             77,134        93,176            91,712
     Less: Waiver and/or reimbursement from Advisor            (62,061)           (38,618)      (39,732)          (40,014)
     Less: Waiver from administrator and/or
       affiliates                                              (25,725)           (25,181)      (25,380)          (25,358)
                                                           -----------       ------------   -----------       -----------
   Net expenses                                                 53,339             13,335        28,064            26,340
                                                           -----------       ------------   -----------       -----------
Net investment income (loss)                                   (14,805)            11,053       (18,492)           33,439
                                                           -----------       ------------   -----------       -----------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) from investment
    transactions                                              (127,668)            38,998         7,598            85,132
   Change in unrealized appreciation/depreciation of
    investments                                              1,510,498            126,073       820,837           734,402
                                                           -----------       ------------   -----------       -----------
     Net realized and unrealized gains on investments        1,382,830            165,071       828,435           819,534
                                                           -----------       ------------   -----------       -----------
     Change in net assets resulting from operations        $ 1,368,025       $    176,124   $   809,943       $   852,973
                                                           ===========       ============   ===========       ===========

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        QUALITY GROWTH VIP                 BALANCED VIP
                                                                               FUND                            FUND
                                                                   ----------------------------    ----------------------------
                                                                   FOR THE YEAR      FOR THE       FOR THE YEAR      JULY 15,
                                                                       ENDED       YEAR ENDED         ENDED          2002 TO
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2003           2002             2003          2002 (a)
                                                                   ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                    $    (14,805)   $     (5,996)   $     11,053    $      2,698
   Net realized gains (losses) from investment transactions            (127,668)       (193,372)         38,998              39
   Change in unrealized appreciation/depreciation of investments      1,510,498        (646,140)        126,073          23,539
                                                                   ------------    ------------    ------------    ------------
   Change in net assets resulting from operations                     1,368,025        (845,508)        176,124          26,276
                                                                   ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                --              --         (12,008)         (2,972)
   From net realized gains                                                   --              --         (17,887)             --
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from shareholder distributions                       --              --         (29,895)         (2,972)
                                                                   ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                        3,832,426       3,260,158         869,066         681,898
   Dividends reinvested                                                      --              --          29,895           2,972
   Cost of shares redeemed                                             (475,541)       (261,183)       (246,080)           (428)
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from capital transactions                     3,356,885       2,998,975         652,881         684,442
                                                                   ------------    ------------    ------------    ------------
   Change in net assets                                               4,724,910       2,153,467         799,110         707,746

NET ASSETS:
   Beginning of period                                                3,067,076         913,609         707,746              --
                                                                   ------------    ------------    ------------    ------------
   End of period                                                   $  7,791,986    $  3,067,076    $  1,506,856    $    707,746
                                                                   ============    ============    ============    ============
Undistributed net investment income                                $         --    $         --    $         --    $        922
                                                                   ============    ============    ============    ============

SHARE TRANSACTIONS:
   Issued                                                               567,059         459,466          80,087          67,209
   Reinvested                                                                --              --           2,634             284
   Redeemed                                                             (66,590)        (39,162)        (21,635)            (40)
                                                                   ------------    ------------    ------------    ------------
   Change in shares                                                     500,469         420,304          61,086          67,453
                                                                   ============    ============    ============    ============

----------
(a) Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MID CAP VIP               DISCIPLINED VALUE VIP
                                                                               FUND                            FUND
                                                                   ----------------------------    ----------------------------
                                                                   FOR THE YEAR      JULY 15,      FOR THE YEAR      JULY 15,
                                                                       ENDED          2002 TO         ENDED          2002 TO
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2003          2002 (a)          2003          2002 (a)
                                                                   ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
   Net investment income (loss)                                    $    (18,492)   $     (1,595)   $     33,439    $      4,682
   Net realized gains (losses) from investment transactions               7,598              --          85,132          (9,732)
   Change in unrealized appreciation/depreciation of investments        820,837          27,850         734,402          23,249
                                                                   ------------    ------------    ------------    ------------
   Change in net assets resulting from operations                       809,943          26,255         852,973          18,199
                                                                   ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                --              --         (37,495)         (5,006)
   From net realized gains                                               (9,196)             --         (66,915)             --
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from shareholder distributions                   (9,196)             --        (104,410)         (5,006)
                                                                   ------------    ------------    ------------    ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                        4,510,847         736,066       4,162,234         722,435
   Dividends reinvested                                                   9,196              --         104,410           5,006
   Cost of shares redeemed                                             (400,918)             --        (348,661)           (179)
                                                                   ------------    ------------    ------------    ------------
   Change in net assets from capital transactions                     4,119,125         736,066       3,917,983         727,262
                                                                   ------------    ------------    ------------    ------------
   Change in net assets                                               4,919,872         762,321       4,666,546         740,455

NET ASSETS:
   Beginning of period                                                  762,321              --         740,455              --
                                                                   ------------    ------------    ------------    ------------
   End of period                                                   $  5,682,193    $    762,321    $  5,407,001    $    740,455
                                                                   ============    ============    ============    ============
Undistributed net investment income                                $         --    $         --    $         --    $         --
                                                                   ============    ============    ============    ============

SHARE TRANSACTIONS:
   Issued                                                               356,279          72,627         352,419          71,568
   Reinvested                                                               647              --           8,333             485
   Redeemed                                                             (29,883)             --         (27,516)            (16)
                                                                   ------------    ------------    ------------    ------------
   Change in shares                                                     327,043          72,627         333,236          72,037
                                                                   ============    ============    ============    ============

----------
(a) Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

   (For a share outstanding throughout the period)

                                                           QUALITY GROWTH VIP                              BALANCED VIP
                                                                  FUND                                         FUND
                                             ----------------------------------------------        -----------------------------
                                               FOR THE           FOR THE        JANUARY 26,           FOR THE         JULY 15,
                                              YEAR ENDED       YEAR ENDED         2001 TO           YEAR ENDED         2002 TO
                                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                                 2003             2002           2001 (a)              2003           2002 (a)
                                             ------------     ------------     ------------        ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       5.78     $       8.26     $      10.00        $      10.49     $      10.00
                                             ------------     ------------     ------------        ------------     ------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                        (0.02)           (0.01)           (0.01)               0.09             0.05
Net realized and unrealized gains/(losses)           1.79            (2.47)           (1.73)               1.38             0.49
                                             ------------     ------------     ------------        ------------     ------------
Total investment activities                          1.77            (2.48)           (1.74)               1.47             0.54
                                             ------------     ------------     ------------        ------------     ------------

DISTRIBUTIONS:
From net investment income                             --               --               --               (0.11)           (0.05)
From net realized gains                                --               --               --               (0.13)              --
                                             ------------     ------------     ------------        ------------     ------------
Total distributions                                    --               --               --               (0.24)           (0.05)
                                             ------------     ------------     ------------        ------------     ------------
NET ASSET VALUE, END OF PERIOD               $       7.55     $       5.78     $       8.26        $      11.72     $      10.49
                                             ============     ============     ============        ============     ============
Total return                                        30.62%          (30.02%)         (17.40%)(b)          14.04%            5.37%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)           $      7,792     $      3,067     $        914        $      1,507     $        708
Ratios of expenses to average net assets             1.10%            1.10%            1.10% (c)           1.10%            1.06%(c)
Ratios of net investment income (loss) to
  average net assets                                (0.31%)          (0.25%)          (0.22%)(c)           0.91%            1.06%(c)
Ratios of expenses to average net assets (d)         2.91%            6.30%            3.25% (c)           6.36%           14.99%(c)
Portfolio turnover rate                             16.45%           12.03%           32.52%              69.22%           12.20%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various period, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

   (For a share outstanding throughout the period)

                                                                        MID CAP VIP                 DISCIPLINED VALUE VIP
                                                                           FUND                              FUND
                                                               ----------------------------      ----------------------------
                                                                 FOR THE         JULY 15,          FOR THE         JULY 15,
                                                                YEAR ENDED        2002 TO         YEAR ENDED       2002 TO
                                                               DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                   2003          2002 (a)            2003          2002 (a)
                                                               ------------    ------------      ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      10.50    $      10.00      $      10.28    $      10.00
                                                               ------------    ------------      ------------    ------------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                          (0.05)          (0.02)             0.14            0.07
Net realized and unrealized gains                                      3.79            0.52              3.24            0.28
                                                               ------------    ------------      ------------    ------------
Total investment activities                                            3.74            0.50              3.38            0.35
                                                               ------------    ------------      ------------    ------------

DISTRIBUTIONS:
From net investment income                                               --              --             (0.15)          (0.07)
From net realized gains                                               (0.02)             --             (0.17)             --
                                                               ------------    ------------      ------------    ------------
Total distributions                                                   (0.02)             --             (0.32)          (0.07)
                                                               ------------    ------------      ------------    ------------
NET ASSET VALUE, END OF PERIOD                                 $      14.22    $      10.50      $      13.34    $      10.28
                                                               ============    ============      ============    ============
Total return                                                          35.66%           5.00%(b)         33.26%           3.53%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                             $      5,682    $        762      $      5,407    $        740
Ratios of expenses to average net assets                               1.10%           1.10% (c)         1.10%           1.10%(c)
Ratios of net investment income (loss) to average net assets          (0.72%)         (0.59%)(c)         1.40%           1.80%(c)
Ratios of expenses to average net assets (d)                           3.65%          14.16% (c)         3.83%          14.83%(c)
Portfolio turnover rate                                               46.79%           0.00%            28.43%          36.68%

----------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During various period, certain fees were reduced. The ratios shown do not include these fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

FIFTH THIRD VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1.   ORGANIZATION:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company, as well as other eligible purchasers.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by Fifth Third Asset Management, Inc. (the "Advisor") pursuant to guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals

FIFTH THIRD VARIABLE INSURANCE FUNDS

DECEMBER 31, 2003

     of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2003, were as follows:

                                       PURCHASES      SALES
                                      -----------  -----------
     Quality Growth VIP Fund          $ 4,010,881  $   777,584
     Balanced VIP Fund                  1,338,778      739,517
     Mid Cap VIP Fund                   5,042,981    1,145,460
     Disciplined Value VIP Fund         4,262,271      647,762

4.   RELATED PARTY TRANSACTIONS:
     Investment advisory services are provided to the Funds by the Advisor, a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund. The Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.10% of the average daily net assets of each Fund.

     The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the year ended December 31, 2003, the reimbursement that may potentially be made by the Funds is as follows:

                                     EXPIRES 2006  EXPIRES 2005
                                     ------------  ------------
     Quality Growth VIP Fund           $ 62,061           --
     Balanced VIP Fund                   38,618     $ 23,860
     Mid Cap VIP Fund                    39,732       23,820
     Disciplined Value VIP Fund          40,014       24,120

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio receives fees based on a percentage of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant receiving fees based on a percentage of the average daily net assets of each Fund, plus out of pocket charges. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Fifth Third Bank serves as the Funds custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

     The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the year ended December 31, 2003, the Funds did not make any payments pursuant to the Service Plan.

FIFTH THIRD VARIABLE INSURANCE FUNDS

DECEMBER 31, 2003

5.   FEDERAL TAX INFORMATION:
     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                        DISTRIBUTIONS PAID FROM
                                       --------------------------
                                       ORDINARY     NET LONG TERM    TOTAL TAXABLE    TOTAL DISTRIBUTIONS
                                        INCOME      CAPITAL GAINS    DISTRIBUTIONS            PAID
                                       --------     -------------    -------------    -------------------
     Balanced VIP Fund                 $ 25,561       $  4,334        $  29,895           $  29,895
     Mid Cap VIP Fund                        --          9,196            9,196               9,196
     Disciplined Value VIP Fund          83,857         20,553          104,410             104,410

     The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows:

                                                     DISTRIBUTIONS PAID FROM
                                                    --------------------------
                                                    ORDINARY     TOTAL TAXABLE   TOTAL DISTRIBUTIONS
                                                     INCOME      DISTRIBUTIONS           PAID
                                                    --------     -------------   -------------------
     Balanced VIP Fund                              $  2,972        $ 2,972            $ 2,972
     Disciplined Value VIP Fund                        5,006          5,006              5,006

     As of December 31, 2003, the components of tax basis accumulated earnings/(deficit) were as follows:

                                    UNDISTRIBUTED  UNDISTRIBUTED                  ACCUMULATED      UNREALIZED           TOTAL
                                      ORDINARY       LONG-TERM    ACCUMULATED  CAPITAL AND OTHER  APPRECIATION/      ACCUMULATED
                                       INCOME      CAPITAL GAINS   EARNINGS         LOSSES       (DEPRECIATION)*  EARNINGS/(DEFICIT)
                                    -------------  -------------  -----------  ----------------- ---------------  ------------------
     Quality Growth VIP Fund                --             --            --       $ (389,280)       $ 852,581        $  463,301
     Balanced VIP Fund                $ 15,530        $ 4,391      $ 19,921               --          149,612           169,533
     Mid Cap VIP Fund                       --             --            --           (1,598)         848,687           847,089
     Disciplined Value VIP Fund          7,362          2,509         9,871               --          752,209           762,080

----------
     * The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, and the return of capital adjustments from real estate investment trusts.

     As of December 31, 2003, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any to the extent provided by the treasury regulations:

                                                     EXPIRATION YEAR
                                            -------------------------------------
                                              2009           2010          2011        TOTAL
                                            --------       ---------     --------    ---------
     Quality Growth VIP Fund                $ 47,323       $ 214,289     $ 80,850    $ 342,462

     For the taxable year ended December 31, 2003, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations: (Unaudited)

                                                          PERCENTAGE
                                                          ----------
     Balanced VIP Fund                                        27%
     Disciplined Value VIP Fund                               62%

     Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2003, the fund deferred to January 1, 2004 post October capital losses:

                                                          CAPITAL
                                                          LOSSES
                                                         --------
     Quality Growth VIP Fund                             $ 46,818
     Mid Cap VIP Fund                                       1,598

                         REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of
Variable Insurance Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Disciplined Value VIP Fund (four series of Variable Insurance Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of their operations for the year then ended, the changes of their net assets and the financial highlights for each of the periods in the two years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Quality Growth VIP Fund for the period January 26, 2001 through December 31, 2001 were audited by other independent auditors whose report dated February 15, 2002 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

Columbus, Ohio
February 6, 2004

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                POSITION(S)   TERM OF OFFICE                                 FUND COMPLEX
     NAME, ADDRESS, AND          HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY     OTHER TRUSTEESHIPS
        DATE OF BIRTH              FUND        TIME SERVED         DURING PAST 5 YEARS          TRUSTEE        HELD BY TRUSTEE*
--------------------------      -----------   --------------     ------------------------    --------------  -------------------
NON-INTERESTED TRUSTEES

James H. Woodward               Trustee       Indefinite         Chancellor, University of         24        J.A. Jones, Inc.
University of North                           4/97 to present    North Carolina at
  Carolina at Charlotte                                          Charlotte--7/89 to                          AmSouth Mutual
9201 University City Blvd.                                       present                                     Funds (28
Charlotte, NC 28223                                                                                          portfolios)
Birthdate:11/24/1939

Michael Van Buskirk             Trustee       Indefinite         Chief Executive Officer,          24        Coventry Corporation
3435 Stelzer Road                             4/97 to present    Ohio Bankers Assoc.
Columbus, OH 43219                                               (industry trade
Birthdate:2/22/1947                                              association)--5/91 to
                                                                 present

INTERESTED TRUSTEE

Walter B. Grimm(1)              Trustee       Indefinite         Employee of BISYS                 24        American Performance
3435 Stelzer Road                             4/97 to present    Fund Services--6/92 to
Columbus, OH 43219                                               present                                     Coventry Group
Birthdate:6/3/1945
                                                                                                             Legacy Funds Group

                                                                                                             Performance Funds Trust

                                                                                                             United American Cash
                                                                                                             Reserves

----------
*    Not reflected in prior column.
(1) Mr. Grimm has been deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

                                                          -continued-

EXECUTIVE OFFICERS

                                                    TERM OF OFFICE
  NAME, ADDRESS, AND       POSITION(S) HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                  FUND               TIME SERVED         DURING PAST 5 YEARS
--------------------      ----------------------    ---------------     -----------------------
Walter B. Grimm           President and Chairman    Indefinite          Employee of BISYS Fund
3435 Stelzer Road         of the Board              4/97 to present     Services (6/92 to present)
Columbus, OH 43219
Birthdate:6/30/1945

Charles L. Booth          Vice President and        Indefinite          Employee of BISYS Fund
3435 Stelzer Road         Assistant Secretary       4/99 to present     Services (4/91 to present)
Columbus, OH 43219
Birthdate:4/4/1960

Alaina Metz               Secretary                 Indefinite          Employee of BISYS Fund
3435 Stelzer Road                                   4/97 to present     Services (6/95 to present)
Columbus, OH 43219
Birthdate:4/4/1967

Adam S. Ness              Treasurer                 Indefinite          Employee of BISYS Fund
3435 Stelzer Road                                   5/03 to present     Services (6/98 to present)
Columbus, OH 43219
Birthdate:10/14/1972

Chris Sabato              Assistant Treasurer       Indefinite          Employee of BISYS Fund
3435 Stelzer Road                                   5/03 to present     Services (2/93 to present)
Columbus, OH43219
Birthdate:12/15/1968

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1)Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003, ITS AUDIT COMMITTEE DID NOT HAVE ANY MEMBER THAT QUALIFIED AS AN "AUDIT COMMITTEE FINANCIAL EXPERT" AS DEFINED UNDER RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION.

        (2) If the registrant provides the disclosure required by paragraph
        (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

NOT APPLICABLE.

        (3) If the registrant provides the disclosure required by paragraph
        (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

UPON CAREFUL REVIEW OF THE BACKGROUND AND QUALIFICATIONS OF EACH MEMBER OF THE AUDIT COMMITTEE, THE BOARD IS SATISFIED THAT EACH AUDIT COMMITTEE MEMBER HAS SUFFICIENT KNOWLEDGE, EXPERIENCE, AND SKILLS TO PERFORM THE FUNCTIONS REQUIRED OF HIM UNDER THE FUNDS' AUDIT COMMITTEE CHARTER ADOPTED BY THE BOARD OF TRUSTEES AND TO CARRY OUT SUCH FUNCTIONS WITH THE DUTY OF CARE REQUIRED OF SUCH MEMBER. IN ADDITION, THE BOARD OF TRUSTEES NOTES THAT THE AUDIT COMMITTEE CHARTER PROVIDES THAT THE AUDIT COMMITTEE MEMBERS ARE AUTHORIZED TO RETAIN, AT REGISTRANT'S EXPENSE, SPECIAL COUNSEL AND SUCH OTHER EXPERTS OR CONSULTANTS AS MAY BE NECESSARY TO ASSIST THE COMMITTEE IN DISCHARGING ITS RESPONSIBILITIES.

IN ADDITION, AT A MEETING HELD ON MARCH 3, 2004, THE BOARD OF TRUSTEES NOMINATED AND APPOINTED A NEW MEMBER OF THE BOARD OF TRUSTEES, MAURICE G. STARK, APPOINTED MR. STARK AS A MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, AND DETERMINED THAT MR. STARK IS AN AUDIT COMMITTEE FINANCIAL EXPERT AND IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AUDIT FEES FOR THE TRUST TOTALED APPROXIMATELY $33,000 AND $33,000, RESPECTIVELY, INCLUDING FEES ASSOCIATED WITH THE ANNUAL AUDIT AND FILINGS OF THE TRUST'S FORM N-1A.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AUDIT-RELATED FEES FOR THE TRUST TOTALED APPROXIMATELY $0 AND $0,
RESPECTIVELY.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, TAX FEES FOR THE TRUST INCLUDING TAX COMPLIANCE, TAX ADVICE AND TAX PLANNING, TOTALED APPROXIMATELY $9,000 AND $9,000, RESPECTIVELY.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, OTHER FEES BILLED TO THE TRUST TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

         2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, NON-AUDIT FEES BILLED TO THE TRUST FOR SERVICES PROVIDED TO THE TRUST AND ANY OF THE TRUST'S INVESTMENT ADVISERS AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE TRUST FOR EACH OF THE LAST TWO FISCAL YEARS OF THE TRUST, TOTALED APPROXIMATELY $9,000 AND $9,000 RESPECTIVELY.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph
(b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)*           Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  March 10, 2004
    ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           Walter B. Grimm, President
                         -------------------------------------------------------

Date  March 10, 2004
      --------------

By (Signature and Title)*           Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  March 10, 2004
      --------------


* Print the name and title of each signing officer under his or her signature.